ACQUISITIONS (Schedule of estimated fair values of the assets acquired and liabilities assumed) (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023	Dec. 11, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Goodwill		$ 247,086	$ 247,975		$ 195,527
Hivestack [Member]
Business Acquisition [Line Items]
Property and equipment, net	[1]			$ 9,742
Net assets acquired				106,931
Hivestack [Member] | Initially Reported as of December 31, 2021
Business Acquisition [Line Items]
Property and equipment, net	[1]			8,853
Net assets acquired				106,931
Hivestack [Member] | Measurement Period Adjustment
Business Acquisition [Line Items]
Property and equipment, net	[1]			889
Net assets acquired				0
Hivestack [Member] | Technology-Based Intangible Assets [Member]
Business Acquisition [Line Items]
Intangible assets				35,072
Hivestack [Member] | Technology-Based Intangible Assets [Member] | Initially Reported as of December 31, 2021
Business Acquisition [Line Items]
Intangible assets				35,072
Hivestack [Member] | Technology-Based Intangible Assets [Member] | Measurement Period Adjustment
Business Acquisition [Line Items]
Intangible assets				0
Hivestack [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets				11,206
Hivestack [Member] | Customer Relationships [Member] | Initially Reported as of December 31, 2021
Business Acquisition [Line Items]
Intangible assets				11,206
Hivestack [Member] | Customer Relationships [Member] | Measurement Period Adjustment
Business Acquisition [Line Items]
Intangible assets				0
Hivestack [Member] | Tradename [Member]
Business Acquisition [Line Items]
Intangible assets				3,158
Hivestack [Member] | Tradename [Member] | Initially Reported as of December 31, 2021
Business Acquisition [Line Items]
Intangible assets				3,158
Hivestack [Member] | Tradename [Member] | Measurement Period Adjustment
Business Acquisition [Line Items]
Intangible assets				0
Hivestack [Member] | Deferred Taxes [Member]
Business Acquisition [Line Items]
Deferred Taxes				(3,806)
Hivestack [Member] | Deferred Taxes [Member] | Initially Reported as of December 31, 2021
Business Acquisition [Line Items]
Deferred Taxes				(3,806)
Hivestack [Member] | Deferred Taxes [Member] | Measurement Period Adjustment
Business Acquisition [Line Items]
Deferred Taxes				0
Hivestack [Member] | Goodwill [Member]
Business Acquisition [Line Items]
Goodwill				51,559
Hivestack [Member] | Goodwill [Member] | Initially Reported as of December 31, 2021
Business Acquisition [Line Items]
Goodwill				52,448
Hivestack [Member] | Goodwill [Member] | Measurement Period Adjustment
Business Acquisition [Line Items]
Goodwill				$ (889)

[1]	Includes cash in the amount of $5,010.